GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customers	$ 151,579	$ 137,232	$ 127,490
Technology [Member]
Revenue from External Customers	19,680	22,048	24,673
Networking [Member]
Revenue from External Customers	$ 131,899	$ 115,184	$ 102,817